The following table summarizes the estimated fair value of our investments, designated as available-for-sale and classified by the contractual maturity date of the securities as of September 30, 2021:  (Details) - USD ($)
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Estimated Market Value	$ 39,043,000	$ 18,393,000	$ 18,461,000
Investments [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost, Due within one year	2,860,000	2,759,000
Estimated Market Value, Due within one year	2,861,000	2,759,000
Amortized Cost, Due after one year through five years	3,043,000	6,204,000
Estimated Market Value, Due after one year through five years	3,044,000	6,210,000
Amortized Cost	5,903,000	8,963,000
Estimated Market Value	$ 5,905,000	$ 8,969,000	$ 9,700,000